Financial Instruments (Fair Value of Derivative Instruments Table) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 21	$ 216
Collateral posted on derivative instruments	0	0
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	1,432	719
Fair value of total derivative liabilities and debt	7,963	6,802
Maximum spread on credit default swap agreements before full collateralization is required (in percent)	2.50%
Liabilities included in master netting arrangements	97	251
Net exposure related to derivative assets recorded in the Statement of Financial Position	817	439
Net exposure related to derivative liabilities recorded in the Statement of Financial Position	99	250
Cash collateral rehypothecated	0	0
U.S. Treasury securities
Fair Values of Derivative Instruments
Non-cash collateral received	31	0
Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	1,281	522
Fair value of total derivative instruments, Liabilities	72	456
Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	151	197
Fair value of total derivative instruments, Liabilities	125	45
Other receivables
Fair Values of Derivative Instruments
Cash collateral issued, derivatives	0	0
Accounts payable
Fair Values of Derivative Instruments
Obligation to return cash collateral	487	29
Prepaid expenses and other current assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	5
Prepaid expenses and other current assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	632	187
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	90	94
Prepaid expenses and other current assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	24	36
Investments and sundry assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	628	308
Investments and sundry assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	17	26
Investments and sundry assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	37	67
Investments and sundry assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	0
Other accrued expenses and liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	0	0
Other accrued expenses and liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	50	331
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	101	40
Other accrued expenses and liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	14	4
Other liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		13
Other liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	21	112
Other liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	4	1
Other liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	5
Long term debt | Designated as hedging instruments | Net investment hedge
Fair Values of Derivative Instruments
Debt designated as hedging instrument	7,766	6,111
Short term debt | Designated as hedging instruments | Net investment hedge
Fair Values of Derivative Instruments
Debt designated as hedging instrument	$ 0	$ 190